Other disclosures - Foreign Currency Balances (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash, cash balances at Central Banks and other deposits on demand	€ 110,995	€ 76,454	€ 77,751	€ 69,853
Financial assets held for trading	125,458	148,187	146,346
Financial assets designated at fair value through profit or loss	34,782	31,609	45,043
Financial assets available-for-sale	133,271	116,774	122,036
Loans and receivables	903,013	840,004	836,156
INVESTMENTS HELD-TO-MATURITY	13,491	14,468	4,355
Investments	6,184	4,836	3,251	€ 3,471
Tangible assets	22,974	23,286	25,320
Intangible assets	28,683	29,421	29,430
Other assets	9,766	8,447	7,675
TOTAL ASSETS	1,444,305	1,339,125	1,340,260
Liabilities
Financial liabilities held for trading	107,624	108,765	105,218
Financial liabilities designated at fair value through profit or loss	59,616	40,263	54,768
Financial liabilities at amortized cost	1,126,069	1,044,240	1,039,343
LIABILITIES UNDER INSURANCE CONTRACTS	1,117	652	627
Other liabilities	12,591	11,070	10,221
TOTAL LIABILITIES	1,337,472	1,236,426	1,241,507
Non-Euro
Assets
Cash, cash balances at Central Banks and other deposits on demand	67,025	60,423	65,886
Financial assets held for trading	82,004	100,083	93,699
Financial assets designated at fair value through profit or loss	7,322	6,965	7,367
Financial assets available-for-sale	65,691	68,370	68,012
Loans and receivables	553,301	571,829	569,013
INVESTMENTS HELD-TO-MATURITY	11,490	12,272	2,342
Investments	1,121	1,308	1,191
Tangible assets	15,971	16,957	15,005
Intangible assets	23,499	26,338	26,377
Other assets	23,695	27,961	23,622
TOTAL ASSETS	851,119	892,506	872,514
Liabilities
Financial liabilities held for trading	76,459	70,958	66,576
Financial liabilities designated at fair value through profit or loss	21,766	16,667	21,546
Financial liabilities at amortized cost	638,680	678,542	668,014
LIABILITIES UNDER INSURANCE CONTRACTS	58	61	1
Other liabilities	20,989	23,169	22,626
TOTAL LIABILITIES	€ 757,952	€ 789,397	€ 778,763